Description of Business and Basis of Presentation - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2012 Store	Dec. 31, 2011 Store	Dec. 01, 2010
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Business acquisition, price			$ 608.0
Number of convenience stores	166	166
Number of stores	234
Common Interest in Minnesota Pipe Line	17.00%
Mpl Investments Inc
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Interest in Minnesota Pipe Line Company, LLC	17.00%
Common Interest in Minnesota Pipe Line		17.00%
Minnesota Pipe Line Company
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Interest in Minnesota Pipe Line Company, LLC	17.00%	17.00%
Preferred interest by parent	100.00%	100.00%
Crude oil pipeline capacity	455,000	455,000
Common Interest in Minnesota Pipe Line		17.00%
St Paul Park Refining Company
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Number of barrels of refinery crude oil capacity per day	84,500	74,000
Northern Tier Retail Company
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Number of convenience stores	166	166
Super America Franchising Company
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
SAF operated franchised stores	68	67
Northern Tier Energy LP
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Formation cost expense	1.0
Northern Tier Energy LLC
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Interest in Minnesota Pipe Line Company, LLC	100.00%
Marathon
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Business acquisition, price			$ 608.0